CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Net income (loss)	$ 411,001	$ (2,581,892)	$ (6,452,870)	$ (7,153,332)	$ (10,080,086)	$ (4,252,799)
Other comprehensive income (loss):
Reversal of unrealized (loss) as of October 31, 2012, on investment in Videocon Industries Limited global depository receipts					653,684
Unrealized (loss) on investment in Videocon Industries Limited global depository receipts	173,518	(1,751,636)	(46,371)	(459,226)		(653,684)
Total Comprehensive income (loss)	$ 584,519	$ (4,333,528)	$ (6,499,241)	$ (7,612,558)	$ (9,426,402)	$ (4,906,483)